Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation Expenses

Share‑based compensation was recognized in operating cost and expenses for the years ended December 31, 2020, 2021 and 2022 as follows:

	For the Year Ended December 31,
	2020	2021	2022
	(RMB in thousands)
Processing and servicing cost	11,391	9,968	5,179
Sales and marketing expenses	32,486	30,508	23,142
Research and development expenses	46,116	39,413	30,386
General and administrative expenses	108,832	107,995	97,613
Total share‑based compensation expenses	198,825	187,884	156,320

Summary of Number of Shares Available for Issuance

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2019	8,399
Additions	3,594
Granted	(3,005)
Cancelled/forfeited	2,539
December 31, 2020	11,527
Additions	3,641
Granted	(13,736)
Cancelled/forfeited	5,201
December 31, 2021	6,633
Additions	3,677
Granted	(9,219)
Cancelled/forfeited	6,249
December 31, 2022	7,340

Schedule of Activities for Stock Options

The following table sets forth the summary of activities for stock options granted to employees, directors and non-employee directors:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2019	16,241	1.7386	8.22	589,871
Granted*	2,829	0.5000
Exercised	(3,140)	0.2399
Cancelled/forfeited	(2,270)	2.1589
December 31, 2020	13,660	1.7569	7.87	189,072
Granted*	13,489	0.5000
Exercised	(2,426)	0.4529
Cancelled/forfeited	(4,594)	3.2215
December 31, 2021	20,129	0.7227	8.43	155,018
Granted*	8,639	0.5000
Exercised	(890)	0.3817
Cancelled/forfeited	(6,016)	0.6138
December 31, 2022	21,862	0.6894	7.89	69,878
Vested and expected to vest as of December 31, 2022	19,819	0.6964	7.86	63,438
Exercisable as of December 31, 2022	8,072	1.0128	6.75	26,661

* No stock options were granted to non-employee directors for the years presented.

The following table sets forth the summary of activities for stock options granted to non‑employees:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2019	410	0.0001	7.58	19,864
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2020	410	0.0001	6.58	8,962
Granted	—	—	—	—
Exercised	(160)	0.0001	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2021	250	0.0001	5.58	3,076
Granted	—	—
Exercised	—	—
Cancelled/forfeited	—	—
December 31, 2022	250	0.0001	4.58	1,654
Vested and expected to vest as of December 31, 2022	250	0.0001	4.58	1,654
Exercisable as of December 31, 2022	250	0.0001	4.58	1,654

Schedule of Estimated Fair Value of Stock Option Granted	the estimated fair value of each stock option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2020	2021	2022
Expected volatility	45.25%~48.26%	46.68%~47.79%	47.26%~47.52%
Risk-free interest rate (per annum)	0.67%~0.88%	1.11%~1.64%	2.41%~4.07%
Exercise multiples	2	1.5~2.5	1.5
Expected dividend yield	—	—	—
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of grants (US$)	3.15~4.15	1.91~6.31	0.32~1.48

Summary of Activities for Restricted Shares Units

The following table sets forth the summary of activities for restricted share units granted to employees, directors and non-employee directors:

	Shares Outstanding	Weighted Average Grant Date Fair Value
	(In thousands)	US$
December 31, 2019	5,994	5.39
Granted*	176	4.27
Vested	(1,527)	5.43
Cancelled/forfeited	(989)	5.57
December 31, 2020	3,654	5.27
Granted*	247	3.21
Vested	(1,226)	5.35
Cancelled/forfeited	(607)	5.12
December 31, 2021	2,068	5.02
Granted*	580	0.93
Vested	(1,037)	5.18
Cancelled/forfeited	(233)	5.02
December 31, 2022	1,378	3.17

* No restricted share units were granted to non-employee directors for the years presented.